Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Accounting Policies [Abstract]
Impact of Reclassifications to Consolidated Statements of Operations

The table below reports the impact of these reclassifications to the consolidated statements of operations for the years ended December 31, 2014 and 2013:

Year Ended December 31, 2014	As Reclassified	As Reported
Non-interest income:
Deposit service charges and fees	$9,782	$—
Service charges on deposit accounts	—	8,803
Interchange fees	2,357	—
Mortgage banking revenue, net	—	1,546
Derivative credit valuation adjustment	—	(1,232)
Net gain (loss) on sale of loans	(327)	—
Other	1,558	4,253

Non-interest expense:
Salaries and employee benefits	51,814	49,339
Commission expense	—	2,475
Amortization of intangible assets	—	805
Real estate owned expense, net	—	1,724
Office supplies expense	—	974
Other	12,937	9,434

Year Ended December 31, 2013	As Reclassified	As reported
Non-interest income:
Deposit service charges and fees	$10,070	$—
Service charges on deposit accounts	—	9,056
Interchange fees	2,420	—
Mortgage banking revenue, net	—	11,598
Derivative credit valuation adjustment	—	(1,588)
Other	11,136	4,560

Non-interest expense:
Salaries and employee benefits	60,733	53,037
Commission expense	—	7,696
Amortization of intangible assets	—	2,457
Real estate owned expense, net	—	2,270
Office supplies expense	—	857
Equipment expense	7,497	7,356
Other	13,507	8,064

Summary of Estimated Useful Lives of Bank Properties and Equipment

Depreciation, which is recorded in equipment expense on the consolidated statements of operations, is computed by the straight-line method based on the estimated useful lives of the assets, generally as follows:

Asset Type	Estimated Useful Life
Buildings	40 years
Leasehold improvements	Lesser of the useful life or the remaining lease term, including renewals, if applicable
Furniture, Fixtures and Equipment	Three to 10 years
Computer Software	Three years

Reclassifications of Accumulated Other Comprehensive Loss Items

These reclassifications for the years ended December 31, 2015, 2014 and 2013 are as follows:

DISCLOSURE OF RECLASSIFICATION AMOUNTS, NET OF TAX

Years Ended December 31,	2015			2014			2013
	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax	Pre-tax	Tax	After-tax
Unrealized holding (loss) gain on securities available for sale during the year	$(1,262)	$516	$(746)	$11,743	$(4,796)	$6,947	$(12,120)	$4,950	$(7,170)
Reclassification adjustment for net gain included in net income (1)	(1,468)	600	(868)	(50)	20	(30)	(3,500)	1,429	(2,071)
Net unrealized (loss) gain on securities available for sale	$(2,730)	$1,116	$(1,614)	$11,693	$(4,776)	$6,917	$(15,620)	$6,379	$(9,241)

(1)	All pre-tax amounts are included in non-interest income in the consolidated statements of operations.

Summary of Weighted Average Assumptions Used to Calculate Fair Value of Option Awards

Significant weighted average assumptions used to calculate the fair value of the Options for the years ended December 31, 2015, 2014 and 2013 are as follows:

WEIGHTED AVERAGE ASSUMPTIONS USED IN BLACK-SCHOLES OPTION PRICING MODEL

Years Ended December 31,	2015	2014	2013
Fair value of Options granted during the year(1)	$6.16	$8.70	$9.25
Risk-free rate of return	1.35%	1.32%	0.85%
Expected term in months	46	54	59
Expected volatility	40%	54%	62%
Expected dividends(2)	$—	$—	$—

(1)	The 2013 period was retroactively adjusted for the impact of the 1-for-5 reverse stock split completed on August 11, 2014.
(2)	To date, the Company has not paid cash dividends on its common stock.